UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		November 10, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:		$        1,073,009,159










List of Other Included Managers:			None


                                                                  FORM 13F INFORMATION TABLE



         Column 1           Column 2   Column 3  Column 4  Column 5         Column 6   Column 7  Column8

                                                   VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE   SHARED NONE

ANGLO AMERICAN PLC ADR    ADR          03485P201    161,5229,654,606sh        Sole              9,654,606
ANGLOGOLD ASHANTI - SPON ASpsrd ADR    035128206     80,3083,476,553sh        Sole              3,476,553
ARACRUZ CELULOSE SA-SPON ASpsrd ADR    038496204    197,8765,390,250sh        Sole              5,390,250
BANCA ITAU HOLDING FIN-ADRADR          059602201    371,00421,200,25sh        Sole              21,200,250
CAMECO CORP (ADR)         ADR          13321L108     35,2501,580,000sh        Sole              1,580,000
CHINA MOBILE LTD -SP ADR  Spsrd ADR    16941M109      2,257   45,069sh        Sole                 45,069
ICICI BANK LTD-SPON ADR   Spsrd ADR    45104G104     70,5603,000,000sh        Sole              3,000,000
RIO TINTO PLC - SPONSORED Spsrd ADR    767204100      1,106    4,433sh        Sole                  4,433
ROYAL DUTCH SHELL - ADR A ADR          780259206    150,0392,542,601sh        Sole              2,542,601
SONY CORP ADR             ADR          835699307      3,087  100,000sh        Sole                100,000
























